Note 44	12 Months Ended
Dec. 31, 2022
Administration Costs [Abstract]
Disclosure of Administration Costs [Text Block]	Administration costsPersonnel expense
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2022	2021	2020
Wages and salaries		4,317	3,933	3,610
Social security costs		710	668	671
Defined contribution plan expense	25	87	71	72
Defined benefit plan expense	25	43	49	49
Other personnel expense		454	325	293
Total		5,612	5,046	4,695
Share-based employee remuneration
The amounts recognized under the heading “Administration costs - Personnel expense - Other personnel expense” in the consolidated income statements for the year ended December 31, 2022, 2021 and 2020, corresponding to the remuneration plans based on equity instruments in each year, amounted to €32 million, €33 million and €16 million, respectively. These amounts have been recognized with a corresponding entry under the heading “Shareholders’ funds - Other equity” in the consolidated balance sheets, net of tax effect.
The characteristics of the Group's remuneration plans based on equity instruments are described below.
Variable remuneration in shares
BBVA has a specific remuneration scheme applicable to those employees whose professional activities have a material impact on the risk profile of BBVA and/or its Group (hereinafter “Identified Staff”) involving the delivery of BBVA shares or instruments linked to BBVA shares, designed within the framework of applicable regulations to credit institutions and considering best practices and recommendations at the local and international levels in this matter.
In 2022, this remuneration scheme is reflected in the following remuneration policies:
–BBVA Group General Remuneration Policy, approved by the Board of Directors on June 30, 2021, that applies to employees and BBVA Senior Management (excluding BBVA executive directors) and at Group companies with respect to which BBVA exercises control over management. This policy includes the specific rules applicable to the members of the Identified Staff, including BBVA Senior Management.
–BBVA Directors’ Remuneration Policy, approved by the General Shareholders’ Meeting of BBVA held on April 20, 2021, that it’s applicable to the members of the Board of Directors of BBVA. The remuneration system for executive directors corresponds, generally, with the applicable system to the Identified Staff, incorporating some particularities of their own, derived from their condition of directors.
The variable remuneration for the Identified Staff members is subject to the following rules established in their corresponding remuneration policies, specifically:
–Annual Variable Remuneration for Identified Staff members for each financial year will be subject to ex ante adjustments, so that it shall be reduced at the time of their appraisal in the event of a downturn in the Group’s results or other parameters such as the level of achievement of budgeted targets, and it will not accrue or it will accrue in a reduced amount, should a certain level of profits and capital ratio not be achieved in accordance with the provisions of applicable regulations at any given time.
–60% of the Annual Variable Remuneration will be vested and paid, if conditions are met, as a general rule, in the first four months of the financial year following that to which the Annual Variable Remuneration corresponds (the “Upfront Portion”). For executive directors, the rest of the members of the Senior Management and Identified Staff members with particularly high variable remuneration, the Upfront Portion will be 40% of the Annual Variable Remuneration. The remaining portion will be deferred in time (hereinafter the “Deferred Portion”) for a 5 year-period for executive directors and members of the Senior Management, and 4 years for the remaining members of the Identified Staff.
–50% of the Annual Variable Remuneration, including both the Upfront Portion and the Deferred Portion, shall be established in BBVA shares or in instruments linked to BBVA shares. As regards executive directors and the rest of the members of Senior Management, 60% of the Deferred Portion shall be established in shares.
–The shares or instruments awarded as Annual Variable Remuneration, both from the Upfront Portion and the Deferred Portion, shall be withheld for a one-year period after delivery. This will not apply to those shares or instruments the sale of which would be required to honor the payment of taxes accruing on delivery.
–The Deferred Portion of the Annual Variable Remuneration may be reduced, but never increased, depending on the results of multi-year performance indicators which are aligned with the Group’s core risk management and control metrics related to the solvency, liquidity, profitability or value creation.
–The cash amounts of the Deferred Portion of Annual Variable Remuneration finally vested, shall be updated by applying the Consumer Price Index (CPI), measured as year-on-year change in prices, or any other criteria established for such purposes by the Board of Directors.
–The entire Annual Variable Remuneration corresponding to each financial year shall be subject to arrangements for the reduction of variable remuneration ("malus") and arrangements for the recovery of variable remuneration already paid ("clawback") during the whole deferral and withholding period, which will be applicable in the event of the occurrence of any of the circumstances expressly named in the remuneration policies.
–No personal hedging strategies or insurances shall be used in connection with variable remuneration or liability that may undermine the effects of alignment with prudent risk management.
–The variable component of the remuneration for a financial year (understood as the sum of all variable components of the remuneration) shall be limited to a maximum amount of 100% of the fixed component of the total remuneration (understood as the sum of all fixed components of the remuneration), unless the General Shareholders' Meeting of BBVA resolves to increase this percentage up to a maximum of 200%.
In this regard, the General Shareholders’ Meeting of BBVA held on March 18, 2022 resolved to increase this limit to a maximum level of 200% of the fixed component of the total remuneration for a given number of the Identified Staff members, in the terms indicated in the report issued for this purpose by the Board of Directors dated February 9, 2022.
–Any type of remuneration, other than Annual Variable Remuneration, considered to be variable remuneration shall be subject to the rules regarding award, vesting and payment applicable in accordance with the type and nature of the remuneration component itself.
During 2022, in accordance with the applicable remuneration policies, the right to receive a total amount of 3,420,608 BBVA shares or instruments linked to BBVA shares corresponding mostly to the Upfront Portion of 2021 Annual Variable Remuneration and other variable components of remuneration, was accrued by the Identified Staff.
Additionally, according to the Remuneration Policy applicable in 2017, during 2022 a total amount of 106,072 BBVA shares corresponding to the second payment of the Deferred Portion of 2017 Annual Variable Remuneration of executive directors and the rest of the members of Senior Management were delivered.
Finally, according to the Remuneration Policy applicable in 2018, during 2022 a total amount of 3,739,044 BBVA shares were delivered to the Identified Staff corresponding to the first payment of the Deferred Portion of 2018 Annual Variable Remuneration of executive directors and the rest of the members of Senior Management and to the full Deferred Portion of the 2018 Annual Variable Remuneration of the rest of the Identified Staff.
Detailed information on the delivery of shares to executive directors and the rest of the members of Senior Management of BBVA who held this position as of December 31, 2022, is included in Note 54.
Lastly, in line with specific regulation applicable in Portugal and Brazil, BBVA IFIC and BBVA Brazil Banco de Investimento have identified (on an individual basis, respectively) the staff in these countries whose annual variable remuneration should be subject to a specific settlement and payment scheme established in their corresponding remuneration policies, more specifically:
–A percentage of the annual variable remuneration is subject to a three years deferral that shall be paid yearly over the mentioned period.
–50% of the annual variable remuneration, both the upfront portion and deferred portion, shall be established in BBVA shares.
–In BBVA IFIC, resulting cash portions of the deferred portion of annual variable remuneration and subject to multi-year performance indicators, finally delivered, shall be updated following the Consumer Price Index (CPI) measured as year-on-year price variation.
–In BBVA Brazil Banco de Investimento, both the cash amounts and share amounts of the deferred portion may be subject to update adjustments in cash.
According to this remuneration scheme, during financial year 2022 a total of 21,774 BBVA shares corresponding to the upfront portion of 2021 annual variable remuneration were delivered to these staff in Portugal and Brazil.
Additionally, during 2022 a total of 3,517 BBVA shares corresponding to the first third of the deferred portion of 2020 annual variable remuneration were delivered to these staff in Portugal and Brazil as well as a total of 425 euros as adjustments for updates (for shares delivered in Brazil), and a total of 4,422 BBVA shares corresponding to the second third of the deferred portion of 2019 annual variable remuneration and 1,203 euros as adjustments for updates (for shares delivered in Brazil), and a total of 5.083 BBVA shares corresponding to the last third of the deferred portion of 2018 annual variable remuneration and 2,195 euros as adjustments for updates (for shares delivered in Brazil).
Other administrative expense
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	2022	2021	2020
Technology and systems	1,394	1,176	1,088
Communications	195	175	172
Advertising	282	207	186
Property, fixtures and materials	440	380	404
Taxes other than income tax	370	347	344
Surveillance and cash courier services	214	179	161
Other expense	925	786	749
Total	3,820	3,249	3,105